1801 California St., Suite 5200 Denver, Colorado 80202

November 15, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 153 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 154 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing pursuant to Rule 485(a)(2). No fees are required in connection with this filing.

The purpose of the Amendment is to register a new series to the Registrant designated as Transamerica Goldman Sachs 70/30 Allocation VP. Transamerica Goldman Sachs 70/30 Allocation VP will offer Service Class shares.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1844.

Very truly yours,

Transamerica Asset Management, Inc.

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Senior Counsel